Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Assets, Current [Abstract]
Cash	$ 5,321	$ 15,957	$ 14,797
Trade receivables, net	8,999	7,642	7,481
Inventories, net	17,346	11,639	9,123
Deferred tax asset	328	0
Prepaid expenses	1,239	223	12
Total current assets	33,233	35,461	31,413
Property and equipment, net	9,354	6,648	4,860
Goodwill	5,718	5,718	5,718
Other intangible assets	13,652	17,535	22,713
Debt issuance costs, net	0	531	15
Deferred tax asset	18,634	0
Other assets	34	34	6
Total assets	80,625	65,927	64,725
Liabilities, Current [Abstract]
Current maturities of long-term debt	14	3,326	5,160
Accounts payable	15,135	11,655	9,853
Accrued expenses	11,565	10,524	8,028
Total current liabilities	26,714	25,505	23,041
Deferred gain on sale-leaseback	137	145	156
Payable pursuant to tax receivable agreement	13,636	0
Long-term debt, less current maturities	0	20,263	16,083
Total liabilities	40,487	45,913	39,280
Commitments and contingencies
Equity [Abstract]
Preferred stock	0	0
Additional paid in capital	22,720	0
Accumulated (deficit) earnings	(370)	5,913	(12,071)
Total stockholders' equity attributable to Malibu Boats, Inc./members' equity	22,460	20,014
Total members' equity		20,014	25,445
Non-controlling interest	17,678	0
Total stockholders'/members' equity	40,138	20,014
Total liabilities and members' equity	80,625	65,927	64,725
Class A Common Stock [Member]
Equity [Abstract]
Common stock	110	0
Class B Common Stock [Member]
Equity [Abstract]
Common stock	0	0
Class A Units [Member]
Equity [Abstract]
Capital units, value	0	16,978	36,777
Class B Units [Member]
Equity [Abstract]
Capital units, value	0	(2,417)	526
Class M Units [Member]
Equity [Abstract]
Capital units, value	$ 0	$ (460)	$ 213